Consolidated Statements of Stockholders' Equity (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Sep. 30, 2009	$ 415,685	$ 487	$ 217,176	$ 202,642	$ (4,620)
Beginning balance, shares at Sep. 30, 2009		48,703,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock to 401(k) plan	260		260
Issuance of Common Stock to 401(k) plan, shares		13,000
Stock compensation	4,512		4,512
Stock options exercised	1,602	6	1,596
Stock options exercised, shares	494,202	494,000
Issuance of Common Stock due to acquisitions	(31)		(31)
Release of Restricted Stock	0	0
Release of Restricted Stock, shares		16,000
Excess tax benefit from stock compensation	1,861		1,861
Unrealized gain (loss) on available-for-sale securities	0				0
Foreign currency translation adjustment	(1,755)				(1,755)
Net income attributable to EZCORP, Inc.	97,294			97,294
Ending balance at Sep. 30, 2010	519,428	493	225,374	299,936	(6,375)
Ending balance, shares at Sep. 30, 2010		49,226,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock to 401(k) plan	377		377
Issuance of Common Stock to 401(k) plan, shares		12,000
Stock compensation	13,208		13,208
Stock options exercised	397	1	396
Stock options exercised, shares	62,173	62,000
Issuance of Common Stock due to acquisitions	7,304	2	7,302
Issuance of Common Stock due to acquisitions, shares		209,000
Release of Restricted Stock	0	0
Release of Restricted Stock, shares		690,000
Excess tax benefit from stock compensation	3,230	5	3,225
Taxes paid related to net share settlement of equity awards	(7,484)		(7,484)
Unrealized gain (loss) on available-for-sale securities	605				605
Foreign currency translation adjustment	5,024				5,024
Net income attributable to EZCORP, Inc.	122,159			122,159
Ending balance at Sep. 30, 2011	664,248	501	242,398	422,095	(746)
Ending balance, shares at Sep. 30, 2011		50,199,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Common Stock to 401(k) plan	459		459
Issuance of Common Stock to 401(k) plan, shares		19,000
Stock compensation	6,714		6,714
Stock options exercised	649	2	647
Stock options exercised, shares	204,298	201,000
Issuance of Common Stock due to acquisitions	17,998	6	17,992
Issuance of Common Stock due to acquisitions, shares		635,000
Release of Restricted Stock	1	1
Release of Restricted Stock, shares		172,000
Excess tax benefit from stock compensation	1,602	2	1,600
Taxes paid related to net share settlement of equity awards	(1,184)		(1,184)
Unrealized gain (loss) on available-for-sale securities	(478)				(478)
Foreign currency translation adjustment	1,111				1,111
Net income attributable to EZCORP, Inc.	143,708			143,708
Ending balance at Sep. 30, 2012	$ 834,828	$ 512	$ 268,626	$ 565,803	$ (113)
Ending balance, shares at Sep. 30, 2012		51,226,000